15. Discontinued Operations / Spin Off (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Nov. 02, 2015	Dec. 31, 2016	Dec. 31, 2015
Stock Issued During Period, Value, Other			$ 415,136
Common Stock, Shares, Issued	20,950,142		20,950,142			18,645,021	17,374,738
Revenues	$ 121,400	$ 6,707	$ 124,446	$ 24,243		$ 29,168	$ 11,344
Total Operating Expenses	1,194,208	456,844	5,111,006	890,009		2,831,417	8,969,253
Net Loss Attributable To Cannabis Sativa, Inc.	$ (1,060,147)	$ (471,354)	$ (4,987,962)	$ (851,392)		$ (3,133,376)	$ (9,432,715)
Kush
Common Stock, Shares, Issued						1,250,000
Equity Method Investment, Ownership Percentage						9.00%
Adjustments To Additional Paid In Capital Reallocation Of Minority Interest						$ 12,000
Revenues					$ 0
Total Operating Expenses					108,440
Net Loss Attributable To Cannabis Sativa, Inc.					$ 108,440
Preferred Stock
Stock Issued During Period, Shares, Other							303,433
Stock Issued During Period, Value, Other						$ 0	$ 250,000
Preferred Stock | Kush
Stock Repurchased During Period, Shares						1,500,000
Common Stock
Stock Issued During Period, Shares, Other			80,000
Stock Issued During Period, Value, Other						$ 0
Common Stock | Kush
Spinoff Exchange Ratio						4.3155
Kubby Patent and Licensing LLC
Other Loans Payable							$ 2,900,000
Kubby Patent and Licensing LLC | Preferred Stock
Stock Issued During Period, Shares, Other							1,500,000
Stock Issued During Period, Value, Other							$ 2,900,000